GOODWILL AND INTANGIBLES (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
GOODWILL [Abstract]
2022	$ 2,407
2023	2,407
2024	2,407
2025	2,406
Total	$ 9,627	$ 12,098